Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating Loss Carryforwards [Line Items]
U.S.	$ (10,879)	$ 9,183	$ 13,390
Income Tax Expense (benefit)	33,432	19,578	(7,118)
Unrecognized Tax Benefits	4,721	4,705	5,383	$ 4,249
Non-U.S. Income (Loss)	137,791	57,183	(92,707)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	126,912	$ 66,366	$ (79,317)
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	400
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	$ 800